INTANGIBLE ASSETS, NET (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finite-lived Intangible Assets [Line Items]
Carrying Amount	$ 6,226		$ 6,325	$ 10,667
Carrying Amount	153		252	295
Accum. Amort.	(2,023)		(1,897)	(2,133)
Foreign currency translation adjustment	31		16	(34)
Net Amount	184		268	261
Net Amount	4,203		4,428	8,534
Amortization of intangibles	157	$ 268	1,069	1,046	$ 1,053
Trade names
Finite-lived Intangible Assets [Line Items]
Carrying Amount	6,073		6,073	10,372
Accum. Amort.	(2,054)		(1,913)	(2,099)
Net Amount	$ 4,019		$ 4,160	$ 8,273